Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a)	Basis of preparation

The unaudited interim condensed consolidated financial statement for six-month ended June 30, 2025 of the Group have been drawn up in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’. They do not include all of the information required in annual financial statements in accordance with IFRS and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2024.

These unaudited interim condensed consolidated financial statements have been prepared on a historical cost convention except for share-based payments which are measured at fair value.

The preparation of unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

2.	Summary of significant accounting policies (continued)

(b)	Application of amendments to IFRSs

Amendments to IAS21	The Effect of Changes in Foreign Exchange Rates: Lack of Exchangeability

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024, except for the adoption of the above revised IFRSs for the first time for the current period’s financial statements.

The adoption of the new and amendments IFRSs has had no significant effect on these unaudited interim condensed consolidated financial statements for the six months ended June 30, 2025 and there have been no significant changes to the accounting policies applied in these unaudited interim condensed consolidated financial statements for the six months ended June 30, 2025.

The Group has not applied new and amendments standards, amendments or interpretations that have been issued but are not yet effective. The Group is currently assessing the impact of the adoption of such new and revised standards, amendments or interpretations to the Group but is yet to be in a position to state whether they would have any material financial impact on the Group’s results of operations and financial position.

2.	Basis of preparation of consolidated financial statements and material accounting policy information

2.1	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”). The IASB has issued a number of new and revised IFRS Accounting Standards. In preparing the consolidated financial statements, the Group has consistently applied all new and amendments to IFRS Accounting Standards throughout the reporting period.

These consolidated financial statements have been prepared on a historical cost convention except for share options and cumulative preference shares (“RCCPS”) which are measured at fair value. The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions.

The Group incurred a loss of S$5,507,764 for the year ended December 31, 2024 and as of that date, the Group’s current liabilities exceeded its current assets by S$766,201 as of December 31, 2024. These conditions indicate the existence of material uncertainty that may cast significant doubt about the Group’s ability to continue as a going concern and therefore, the Group may not be able to realize its assets and discharge its liabilities in the normal course of business. Notwithstanding the above, these consolidated financial statements have been prepared on the going concern basis because a shareholder has agreed to provide continuing financial support to the Group for a period of twelve months from the date of these consolidated financial statements. Subsequent to the end of the reporting period on April 7, 2025, the Company is listed on Nasdaq Capital Market (“NASDAQ”) and receive proceeds from initial public offering of US$10,848,912 (equivalents to approximately S$14,646,000). Accordingly, in the opinion of the directors, the Group has sufficient resources to continue as a going concern basis for a period of twelve months from the date of theses consolidated financial statements.

Should the going concern assumption be inappropriate, adjustments might be made to reclassify non-current assets to current assets, to write down the carrying values of assets to their estimated recoverable amounts and to provide for any further liabilities which might arise. The effects of these adjustments have not been reflected in the financial statements.

The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.2	Application of amendments to IFRS Accounting Standards

In the preparation of the consolidated financial statements for the year ended December 31, 2024, the Group has applied the following amendments to IFRS Accounting Standards issued by the IASB, for the first time, which are mandatorily effective for the Group’s annual period beginning on

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current and related amendments to Hong Kong Interpretation 5 (2020)
Amendments to IAS 1	Non-current Liabilities with Covenants

The application of the amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

2.3	Standards issued but not yet effective

The Group has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

Amendments to IFRS 9 and	Amendments to the Classification and Measurement of
IFRS 7	Financial Instruments[3]
Amendments to IFRS 10	Sale or Contribution of Assets between an Investor and
and IAS 28	its Associate or Joint Venture[1]
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards -
Accounting Standards	Volume 11[3]
Amendments to IAS 21	Lack of Exchangeability[2]
IFRS 18	Presentation and Disclosure in Financial Statements[4]

[1] Effective for annual periods beginning on or after a date to be determined.

[2] Effective for annual periods beginning on or after 1 January 2025.

[3] Effective for annual periods beginning on or after 1 January 2026.

[4] Effective for annual periods beginning on or after 1 January 2027.

The directors of the Company anticipate that the application of new and amendments to IFRS Accounting Standards will have no material impact on the consolidated financial statements in the foreseeable future.

2.4	Material accounting policy information

(a)	Basis of consolidation

The consolidated financial statements comprise the consolidated financial statements of the Company and its subsidiaries as at December 31, 2024 and 2023. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Company the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:-

●	the contractual arrangement with the other vote holders of the investee;
●	rights arising from other contractual arrangements; and
●	the Group’s voting rights and potential voting rights.

The consolidated financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the owners of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interest having a deficit balance. All intra-group transactions, balances, income, and expenses are eliminated in full on consolidation.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(a)	Basis of consolidation (continued)

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described in the accounting policy for subsidiaries below.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions.

When the Group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any investment retained and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. The Group’s share of components previously recognized in consolidated other comprehensive income is reclassified to the consolidated statements of profit or loss or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

The Group can elect to apply an optional concentration test, on a transaction-by-transaction basis, that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The gross assets under assessment exclude cash and cash equivalents, deferred tax assets, and goodwill resulting from the effects of deferred tax liabilities. If the concentration test is met, the set of activities and assets is determined not to be a business, and no further assessment is needed.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(b)	Taxes

Income tax and deferred tax

Income tax represents the sum of current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in consolidated other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:-

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●	in respect of taxable temporary differences associated with investments in subsidiaries, associates, and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(b)	Taxes (continued)

Income tax and deferred tax (continued)

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	When the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●	in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(b)	Taxes (continued)

Income tax and deferred tax (continued)

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Sales tax

Revenues, expenses, and assets are recognized net of the amount of sales tax except:

●	where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

●	receivables and payables that are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

(c)	Foreign currency transactions and translation

The consolidated financial statements are presented in Singapore Dollars (“S$”), which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. All financial information presented in Singapore Dollars has been rounded to the nearest dollar, unless otherwise indicated.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(c)	Foreign currency transactions and translation

(i)	Transactions and balances

Transactions in foreign currencies are measured in the respective functional currencies of the Company and its subsidiaries and are recorded on initial recognition in the functional currencies at exchange rates approximating those ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange ruling at the end of the reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured.

Exchange differences arising on the settlement of monetary items or on translating monetary items at the end of the reporting period are recognized in consolidated statement of profit or loss.

(ii)	Consolidated financial statements

For consolidation purpose, the assets and liabilities of foreign operations are translated into Singapore Dollars at the rate of exchange ruling at the end of the reporting period and their profit or loss are translated at the exchange rates prevailing at the date of the transactions. The exchange differences arising on the translation are recognized in consolidated other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in consolidated statement of profit or loss.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(d)	Plant and equipment

All items of plant and equipment are initially recorded at cost. Subsequent to recognition, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable cost of bringing the asset to its working condition and location for its intended use. Expenditure incurred after the item has been put into operation, such as repairs and maintenance and overhaul costs, is normally charged to the consolidated statement of profit or loss the year in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in future economic benefits expected to be obtained from the use of the item, the expenditure is capitalized as an additional cost of the item. When an item of property, plant and equipment is sold, its cost and accumulated depreciation are removed from the consolidated financial statements and any gain or loss resulting from the disposal, being the difference between the net disposal proceeds and the carrying amount of the asset, is included in the consolidated statement of profit and loss.

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Computers	1 – 3 years
Furniture and fittings	1 – 5 years
Office equipments	3 years
Renovation	3 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the consolidated statement of profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(e)	Intangible assets

Intangible assets acquired separately

Intangible assets acquired separately and with finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses, if any. Amortization for intangible assets with finite useful lives is provided on a straight-line basis over their estimated useful lives. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each fiscal year end.

Gains or losses arising from derecognition of an intangible asset are measured at the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.

Research and development expenditure

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:-

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

●	the intention to complete the intangible asset and use or sell it;

●	the ability to use or sell the intangible asset;

●	how the intangible asset will generate probable future economic benefits;

●	the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset; and

●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(e)	Intangible assets (continued)

The amount initially recognized for an internally-generated intangible asset is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria. Where no internally-generated intangible asset can be recognized, development expenditure is charged to the consolidated statement of profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are measured at cost less accumulated amortization and accumulated impairment losses (if any), on the same basis as intangible assets that are acquired separately.

The Group’s intangible assets have finite useful lives. All intangible assets are amortized on a straight-line basis over the following period:-

Software	5 years

(f)	Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than contract assets), the recoverable amount of the asset is estimated. An asset’s recoverable amount is the higher of the value in use of the asset or cash-generating unit to which it belongs and its fair value less costs to sell, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the consolidated statement of profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(f)	Impairment of non-financial assets (continued)

An assessment is made at the end of each reporting period as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization), had no impairment loss been recognized for the asset in prior years. A reversal of such impairment loss is credited to the consolidated statement of profit or loss in the period in which it arises.

(g)	Investments and other financial assets

Financial assets

Financial assets are recognized when a Group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Financial assets are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). Transaction costs that are directly attributable to the acquisition of financial assets (other than financial assets at fair value through profit or loss (“FVTPL”)) are added to the fair value of the financial assets, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets at fair value through profit or loss are recognized immediately in consolidated statement of profit or loss.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(g)	Investments and other financial assets (continued)

Financial assets (continued)

Interest which is derived from the Group’s ordinary course of business is presented as revenue.

Classification and subsequent measurement of financial assets

Financial assets that meet the following conditions are subsequently measured at amortized cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(g)	Investments and other financial assets (continued)

Financial assets (continued)

All other financial assets are subsequently measured as FVTPL, except that at the date of initial application/initial recognition of a financial asset the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in OCI if that equity investment is neither held for trading nor contingent consideration recognized by an acquirer in a business combination to which IFRS 3 Business Combinations applies.

A financial asset is classified as held for trading if:

●	it has been acquired principally for the purpose of selling in the near term; or

●	on initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

●	it is a derivative that is not designated and effective as a hedging instrument.

In addition, the Group may irrevocably designate a financial asset that is required to be measured at the amortized cost or FVTOCI as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

(i)	Amortized cost and interest income

Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost and debt instruments / receivables subsequently measured at FVTOCI. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit impaired.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(g)	Investments and other financial assets (continued)

Financial assets (continued)

Impairment of financial assets

The Group recognizes a loss allowance for expected credit losses (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables, contract assets and amount due from shareholder). The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions, and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognizes lifetime ECL for trade and other receivables, contract assets and amount due from shareholder. The ECL on these assets are assessed individually for debtors with significant balances and/or collectively using a provision matrix with appropriate groupings.

For all other instruments, the Group measures the loss allowance equal to 12m ECL, unless when there has been a significant increase in credit risk since initial recognition, the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

(i)	Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(g)	Investments and other financial assets (continued)

Financial assets (continued)

Impairment of financial assets (continued)

(i)	Significant increase in credit risk (continued)

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;
●	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;
●	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
●	an actual or expected significant deterioration in the operating results of the debtor;
●	an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 60 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(g)	Investments and other financial assets (continued)

Financial assets (continued)

(ii)	Definition of default

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).

Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 365 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

(iii)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events of default that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	significant financial difficulty of the issuer or the borrower;
(b)	a breach of contract, such as a default or past due event;
(c)	the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
(d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
(e)	the disappearance of an active market for that financial asset because of financial difficulties.

(iv)	Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over one year past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in consolidated statement of profit or loss.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(g)	Investments and other financial assets (continued)

Financial assets (continued)

Impairment of financial assets (continued)

(v)	Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

Where ECL is measured on a collective basis or specifically for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the following basis:

●	Nature of financial instruments (i.e. the Group’s trade and other receivables and contract assets are each assessed as a separate group. Amount due from shareholder is assessed for expected credit loss on an individual basis);
●	Past-due status;
●	Nature, size, and industry of debtors; and
●	External credit ratings where available.

The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit impaired, in which case interest income is calculated based on amortized cost of the financial asset.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(h)	Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statements of financial position) when:

●	the rights to receive cash flows from the asset have expired; or

●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risk and rewards of ownership of the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received, and receivable is recognized in consolidated statement of profit or loss.

(i)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax from the proceeds.

Preference shares, if mandatorily redeemable at a specific date or redeemable at the option of the holder, are classified as liabilities. The dividend on these preference shares is recognized in the consolidated statement of profit or loss, if any.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(j)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss and loans and borrowings, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loan from a shareholder and lease liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:-

Financial liabilities at fair value through profit or loss

Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration of an acquirer in a business combination to which IFRS 3 applies, (ii) held for trading or (iii) they are designated as at FVTPL.

A financial liability is held for trading if:

●	it has been acquired principally for the purpose of repurchasing it in the near term; or

●	on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

●	it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(j)	Financial liabilities (continued)

A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if:

●	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

●	the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed, and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the Grouping is provided internally on that basis; or

●	it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated as at FVTPL.

For financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in consolidated statement of profit or loss, unless the recognition of the effects of changes in the liability’s credit risk in consolidated other comprehensive income would create or enlarge an accounting mismatch in profit or loss.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the consolidated statement of profit or loss.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in consolidated statement of profit or loss.

(k)	Dividends

Interim dividends are simultaneously proposed and declared, because the Company’s memorandum and articles of association grant the directors the authority to declare interim dividends. Consequently, interim dividends are recognized immediately as a liability when they are proposed and declared.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(l)	Leases

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

The Group as a lessee

Allocation of consideration to components of a contract

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand- alone price of the lease component and the aggregate stand-alone price of the non-lease components.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to leases of office that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as expense on a straight-line basis or another systematic basis over the lease term.

Right-of-use assets

The cost of right-of-use asset includes:

●	the amount of the initial measurement of the lease liability;

●	any lease payments made at or before the commencement date, less any lease incentives received;

●	any initial direct costs incurred by the Group; and

●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities other than adjustments to lease liabilities resulting from Covid-19-related rent concessions in which the Group applied the practical expedient.

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(l)	Leases (continued)

The Group as a lessee (continued)

Right-of-use assets (continued)

The Group presents right-of-use assets that do not meet the definition of investment property or inventory in “property, plant and equipment”, the same line item within which the corresponding underlying assets would be presented if they were owned.

Refundable rental deposits

Refundable rental deposits paid are accounted under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments and included in the cost of right-of-use assets.

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be payable by the Group under residual value guarantees;

●	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and

●	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever:

●	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.

●	the lease payments change due to changes in market rental rates following a market rent review/expected payment under a guaranteed residual value, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

●	a lease contract is modified and the lease modification is not accounted for as a separate lease.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(l)	Leases (continued)

The Group as a lessee (continued)

Lease liabilities (continued)

The Group presents lease liabilities as a separate line item on the consolidated statements of financial position.

Lease modifications

The Group accounts for a lease modification as a separate lease if:

●	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

●	the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group accounts for the remeasurement of lease liabilities by making corresponding adjustments to the relevant right-of-use asset. When the modified contract contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(m)	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

(n)	Revenue recognition

Revenue from contracts with customers

Under IFRS 15, the Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer. In addition, the services provided by the Group within each contract are distinct performance obligations because each service is unique and is independent from each other.

A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;
●	The Group’s performance creates and enhances an asset that the customer controls as the Group performs; or
●	The Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(n)	Revenue recognition (continued)

Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service.

A contract asset represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer that is not yet unconditional. It is assessed for impairment in accordance with IFRS 9. In contrast, a receivable represents the Group’s unconditional right to consideration, i.e. only the passage of time is required before payment of that consideration is due.

A contract liability represents the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

A contract asset and a contract liability relating to a contract are accounted for and presented on a net basis.

Over time revenue recognition: measurement of progress towards complete satisfaction of a performance obligation

Output method

The progress towards complete satisfaction of a performance obligation is measured based on the output method, which is to recognize revenue on the basis of direct measurements of the value of the goods or services transferred to the customer to date relative to the remaining goods or services promised under the contract, that best depict the Group’s performance in transferring control of goods or services. There are different key milestones that highlight the progress of the technical and/or product development. Such key milestones would depict the Group’s performance towards complete satisfaction of its obligation.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(n)	Revenue recognition (continued)

Variable consideration

For contracts that contain rights of return and volume rebates, the Group estimates the amount of consideration to which it will be entitled using either (a) the expected value method or (b) the most likely amount, depending on which method better predicts the amount of consideration to which the Group will be entitled.

The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.

At the end of each reporting period, the Group updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

Refund liabilities

The Group recognizes a refund liability if the Group expects to refund some, or all of the consideration received from customers.

Principal versus agent

When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e. the Group is a principal) or to arrange for those goods or services to be provided by the other party (i.e. the Group is an agent).

The Group is a principal if it controls the specified good or service before that good or service is transferred to a customer.

The Group is an agent if its performance obligation is to arrange for the provision of the specified good or service by another party. In this case, the Group does not control the specified good or service provided by another party before that good or service is transferred to the customer. When the Group acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(n)	Revenue recognition (continued)

Further details of the Group’s revenue and other income recognition policies are as follows:-

Installation fee, Source code revenue and campaign fee

Revenue from installation fee and source code are recognized over time based on the services that have been performed and rendered to the customers. They are recognized over time because the services, milestone obligations and each specific price is set out in the contract and would need to be fulfilled and completed before revenue can be recognized. Therefore, such revenue is recognized over time based on the services that have been performed and completed. The transaction price is allocated based on the price stated in the contracts with customers.

Revenue from installation fee refers to income earned by the Group by providing bespoke development services to the customers. Such development is by nature white-label and is dependent on the features requested by the customers.

Revenue from source code refers to income earned by the Group through the sale of source code to the customers. This includes the customized software codes that were developed for the clients to power their livestreaming infrastructure. They come in the form of server infrastructure, chat microservices, database infrastructure and other interactive features such as virtual gifts, polls, quizzes, or ecommerce cart that the customer requested. There are no development services rendered by the Group to such customers. There are different phases that follow after the signing of a source code contract and it will take a period of time to complete, including the deployment of customer’s code repository, user acceptance test and an assurance-type warranty period.

Revenue from campaign fee refers to income earned by the Group by providing marketing activities services to the customers.

In the category of installation fee and source code, no software licenses are included as they are categorized under subscription fees.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(n)	Revenue recognition (continued)

Subscription fees

Revenue from subscription fee is recognized over time on a monthly basis as the services have been performed and rendered. The transaction price is allocated based on the price stated in the contracts with customers.

Server fees

Revenue from server fees is recognized over time on a monthly basis based on the server usage of the customers. The transaction price is allocated based on the price stated in the contracts with the customers.

Transaction Price of Performance Obligations

Selling price for each performance obligation as stated in the contract represents the standalone selling price of the goods and services for which they can be sold separately.

Miscellaneous income

Revenue from miscellaneous income is recognized at a point in time based on the services that have been performed and rendered to the customers.

Revenue from miscellaneous income refers to income earned through incentives and commissions from different partners.

Interest income

Interest income is recognized using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset, or where appropriate, a shorter period.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(o)	Other employee benefits

(i)	Defined contribution plans

The Group participates in the national pension schemes as defined by the laws of the countries in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(ii)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(iii)	Share-based payments

The Group operates a share option scheme which is an equity-settled share-based compensation enabling eligible employees of the Group to receive share options for subscribing the shares of the Company (“equity-settled transactions”).

The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled in share option expense. The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the consolidated statement of profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the Group or the employee are not met. However, if a new award is substituted for the cancelled award and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

2.4	Material accounting policy information (continued)

(p)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and short-term highly liquid investments which are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value and have a short maturity of generally within three months when acquired.

(q)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:-

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of key management personnel of the Group or the Group’s parent;

or

(b)	An entity is related to the Group if any of the following conditions applies:-

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity, and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity and include:

(a)	that person’s children and spouse or domestic partner;

(b)	children of that person’s spouse or domestic partner; and

(c)	dependents of that person or that person’s spouse or domestic partner.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

2.	Basis of preparation of consolidated financial statements and material accounting policy information (continued)

(r)	Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, which it is intended to compensate, are expensed.

(s)	Share options granted to suppliers/consultants

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. The fair values of the goods or services received are recognized as expenses (unless the goods or services qualify for recognition as assets).

(t)	Fair value measurement

The Group measures its derivative financial instruments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:-

Level 1 –	based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For details, please refer to the Note 21(b) to the consolidated financial statements.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)